POST-EMPLOYMENT BENEFITS - Continuity of obligation and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	$ (141)	$ (124)
Expenses included in earnings [abstract]
Service cost	(10)	(9)
Past service cost	0	(2)
Interest (expense) income	(5)	(5)
Settlements	3	3
Administrative costs	1	0
Expenses included in earlings related to post employment benefits	(13)	(13)
Actuarial gain (loss) arising from [abstract]
Liability experience adjustments	0	(2)
Changes in demographic assumptions	1	0
Changes in financial assumptions	(18)	(13)
Return on plan assets, excluding interest	12	5
Included in other comprehensive income, total	(5)	(10)
Statement of cash flows [abstract]
Employee contributions	(1)	(1)
Employer contributions	23	11
Benefits paid	1	1
Total	23	11
Foreign currency translation	(6)	(5)
Net defined benefit liability (asset) - ending balance	(142)	(141)
Funded Plans [Member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(276)
Statement of cash flows [abstract]
Net defined benefit liability (asset) - ending balance	(194)	(276)
Unfunded Plans [Member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(131)
Statement of cash flows [abstract]
Net defined benefit liability (asset) - ending balance	(153)	(131)
Defined benefit plans [member] | Funded Plans [Member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0
Statement of cash flows [abstract]
Net defined benefit liability (asset) - ending balance		0
Defined benefit plans [member] | Obligation [member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(331)	(310)
Expenses included in earnings [abstract]
Service cost	(7)	(6)
Past service cost	0	(2)
Interest (expense) income	(9)	(13)
Settlements	3	3
Administrative costs	0	0
Expenses included in earlings related to post employment benefits	(13)	(18)
Actuarial gain (loss) arising from [abstract]
Liability experience adjustments	0	(1)
Changes in demographic assumptions	1	0
Changes in financial assumptions	(13)	(12)
Return on plan assets, excluding interest	0	0
Included in other comprehensive income, total	(12)	(13)
Statement of cash flows [abstract]
Employee contributions	0	0
Employer contributions	2	2
Benefits paid	109	14
Total	111	16
Foreign currency translation	(13)	(6)
Net defined benefit liability (asset) - ending balance	(258)	(331)
Defined benefit plans [member] | Obligation [member] | Funded Plans [Member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(276)
Statement of cash flows [abstract]
Net defined benefit liability (asset) - ending balance	(194)	(276)
Defined benefit plans [member] | Obligation [member] | Unfunded Plans [Member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(55)
Statement of cash flows [abstract]
Net defined benefit liability (asset) - ending balance	(64)	(55)
Defined benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	266	253
Expenses included in earnings [abstract]
Service cost	0	0
Past service cost	0	0
Interest (expense) income	7	10
Settlements	0	0
Administrative costs	1	0
Expenses included in earlings related to post employment benefits	6	10
Actuarial gain (loss) arising from [abstract]
Liability experience adjustments	0	0
Changes in demographic assumptions	0	0
Changes in financial assumptions	0	0
Return on plan assets, excluding interest	12	5
Included in other comprehensive income, total	12	5
Statement of cash flows [abstract]
Employee contributions	0	0
Employer contributions	19	7
Benefits paid	(109)	(14)
Total	(90)	(7)
Foreign currency translation	11	5
Net defined benefit liability (asset) - ending balance	205	266
Defined benefit plans [member] | Net [member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(65)	(57)
Expenses included in earnings [abstract]
Service cost	(7)	(6)
Past service cost	0	(2)
Interest (expense) income	(2)	(3)
Settlements	3	3
Administrative costs	1	0
Expenses included in earlings related to post employment benefits	(7)	(8)
Actuarial gain (loss) arising from [abstract]
Liability experience adjustments	0	(1)
Changes in demographic assumptions	1	0
Changes in financial assumptions	(13)	(12)
Return on plan assets, excluding interest	12	5
Included in other comprehensive income, total	0	(8)
Statement of cash flows [abstract]
Employee contributions	0	0
Employer contributions	21	9
Benefits paid	0	0
Total	21	9
Foreign currency translation	(2)	(1)
Net defined benefit liability (asset) - ending balance	(53)	(65)
Other post-employment benefit plans [member] | Obligation [member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(76)	(67)
Expenses included in earnings [abstract]
Service cost	(3)	(3)
Past service cost	0	0
Interest (expense) income	(3)	(2)
Settlements	0	0
Administrative costs	0	0
Expenses included in earlings related to post employment benefits	(6)	(5)
Actuarial gain (loss) arising from [abstract]
Liability experience adjustments	0	(1)
Changes in demographic assumptions	0	0
Changes in financial assumptions	(5)	(1)
Return on plan assets, excluding interest	0	0
Included in other comprehensive income, total	(5)	(2)
Statement of cash flows [abstract]
Employee contributions	(1)	(1)
Employer contributions	2	2
Benefits paid	1	1
Total	2	2
Foreign currency translation	(4)	(4)
Net defined benefit liability (asset) - ending balance	(89)	(76)
Other post-employment benefit plans [member] | Obligation [member] | Funded Plans [Member]
Statement of cash flows [abstract]
Net defined benefit liability (asset) - ending balance	0
Other post-employment benefit plans [member] | Obligation [member] | Unfunded Plans [Member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(76)
Statement of cash flows [abstract]
Net defined benefit liability (asset) - ending balance	(89)	(76)
Other post-employment benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Expenses included in earnings [abstract]
Service cost	0	0
Past service cost	0	0
Interest (expense) income	0	0
Settlements	0	0
Administrative costs	0	0
Expenses included in earlings related to post employment benefits	0	0
Actuarial gain (loss) arising from [abstract]
Liability experience adjustments	0	0
Changes in demographic assumptions	0	0
Changes in financial assumptions	0	0
Return on plan assets, excluding interest	0	0
Included in other comprehensive income, total	0	0
Statement of cash flows [abstract]
Employee contributions	0	0
Employer contributions	0	0
Benefits paid	0	0
Total	0	0
Foreign currency translation	0	0
Net defined benefit liability (asset) - ending balance	0	0
Other post-employment benefit plans [member] | Net [member]
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(76)	(67)
Expenses included in earnings [abstract]
Service cost	(3)	(3)
Past service cost	0	0
Interest (expense) income	(3)	(2)
Settlements	0	0
Administrative costs	0	0
Expenses included in earlings related to post employment benefits	(6)	(5)
Actuarial gain (loss) arising from [abstract]
Liability experience adjustments	0	(1)
Changes in demographic assumptions	0	0
Changes in financial assumptions	(5)	(1)
Return on plan assets, excluding interest	0	0
Included in other comprehensive income, total	(5)	(2)
Statement of cash flows [abstract]
Employee contributions	(1)	(1)
Employer contributions	2	2
Benefits paid	1	1
Total	2	2
Foreign currency translation	(4)	(4)
Net defined benefit liability (asset) - ending balance	$ (89)	$ (76)